UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-06303

        Nuveen Quality Income Municipal Fund, Inc.
(Exact name of registrant as specified in charter)

        333 West Wacker Drive, Chicago, Illinois, 60606
Address of principal executive offices) (Zip code)

Jessica R. Droeger—Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois, 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            10/31

Date of reporting period:          7/31/04

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

Portfolio of Investments (Unaudited)
Nuveen Quality Income Municipal Fund, Inc. (NQU)
July 31, 2004

Principal		Optional Call		Market
Amount (000)	Description(1)	Provisions*	Ratings**	Value

	Alabama - 3.3%

$3,500	Bessemer Governmental Utility Services Corporation, Alabama, Water Supply Revenue Bonds, Series	6/08 at 102.00	AAA	$ 3,596,110
	1998, 5.200%, 6/01/24 - MBIA Insured

	Jefferson County, Alabama, Sewer Revenue Capitol Improvement Warrants, Series 2001A:
7,475	5.500%, 2/01/31 (Pre-refunded to 2/01/11) - FGIC Insured	2/11 at 101.00	AAA	8,435,089
6,340	5.500%, 2/01/31 (Pre-refunded to 2/01/11) - FGIC Insured	2/11 at 101.00	AAA	7,110,944
6,970	5.500%, 2/01/31 (Pre-refunded to 2/01/11) - FGIC Insured	2/11 at 101.00	AAA	7,865,227

	Alaska - 0.8%

6,360	Alaska Housing Finance Corporation, Governmental Purpose Bonds, Series 1995A, 5.875%, 12/01/30 -	12/05 at 102.00	AAA	6,572,806
	MBIA Insured

	Arizona - 2.4%

5,350	Arizona Tourism and Sports Authority, Tax Revenue Bonds, Multipurpose Stadium Facility Project,	7/13 at 100.00	Aaa	5,381,512
	Series 2003A, 5.000%, 7/01/28 - MBIA Insured

5,000	Maricopa County Industrial Development Authority, Arizona, Multifamily Housing Revenue Bonds,	9/10 at 103.00	AAA	5,031,950
	Bay Club at Mesa Cove Project, Series 2000A, 5.800%, 9/01/35 - MBIA Insured

1,000	Mesa, Arizona, Utility System Revenue Refunding Bonds, Series 2002, 5.250%, 7/01/17 - FGIC Insured	No Opt. Call	AAA	1,108,580

8,010	Salt River Project Agricultural Improvement and Power District, Arizona, Electric System Revenue	1/12 at 101.00	AA	8,175,967
	Refunding Bonds, Series 2002A, 5.125%, 1/01/27

	Arkansas - 0.3%

2,400	Arkansas Development Finance Authority, FNMA/GNMA Mortgage-Backed Securities Program,	7/05 at 102.00	AAA	2,467,128
	Single Family Mortgage Bonds, Series 1995B, 6.700%, 7/01/27 (Alternative Minimum Tax)

	California - 8.0%

6,000	California Health Facilities Financing Authority, Revenue Bonds, Adventist Health System/West,	3/13 at 100.00	A	5,639,700
	Series 2003A, 5.000%, 3/01/33 (DD, settling 8/02/04)

5,000	California, General Obligation Veterans Welfare Bonds, Series 1997BH, 5.600%, 12/01/32	12/04 at 101.00	A	5,011,950
	(Alternative Minimum Tax)

10,000	California, Various Purpose General Obligation Bonds, Series 1999, 4.750%, 4/01/29 - MBIA Insured	4/09 at 101.00	AAA	9,612,900

14,600	California, General Obligation Bonds, Series 2003, 5.250%, 2/01/28	8/13 at 100.00	A3	14,736,510

1,000	California Department of Water Resources, Power Supply Revenue Bonds, Series 2002A, 5.750%,	5/12 at 101.00	A2	1,104,290
	5/01/17

17,000	California State Public Works Board, Lease Revenue Bonds, Department of Corrections, Soledad II	11/04 at 102.00	Aaa	17,590,580
	State Prison, Series 1994A, 7.000%, 11/01/19 (Pre-refunded to 11/01/04)

8,500	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Bonds, Series 1995A,	1/10 at 100.00	AAA	8,466,680
	5.000%, 1/01/35 - MBIA Insured

2,500	Los Angeles Community Redevelopment Agency, California, Tax Allocation Refunding Bonds, Central	1/05 at 100.00	BBB***	2,565,100
	Business District Redevelopment Project, Series 1987G, 6.750%, 7/01/10

	Colorado - 4.8%

10,000	Denver City and County, Colorado, Airport System Revenue Refunding Bonds, Series 2000A, 5.625%,	11/10 at 100.00	AAA	10,539,200
	11/15/23 (Alternative Minimum Tax) - AMBAC Insured

12,000	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 1997A, 4.750%, 9/01/23 -	9/07 at 101.00	AAA	11,977,080
	MBIA Insured

14,400	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 2000B, 0.000%, 9/01/17 -	9/10 at 65.63	AAA	7,102,080
	MBIA Insured

8,740	Poudre School District R-1, Larimer County, Colorado, General Obligation Bonds, Series 2000,	12/10 at 100.00	AAA	9,214,145
	5.125%, 12/15/19 - FGIC Insured

	Connecticut - 0.6%

4,395	Bridgeport, Connecticut, General Obligation Bonds, Series 2001C, 5.375%, 8/15/17 (Pre-refunded to	8/11 at 100.00	AAA	4,923,938
	8/15/11) - FGIC Insured

	District of Columbia - 0.7%

5,000	Washington Convention Center Authority, District of Columbia, Senior Lien Dedicated Tax Revenue	10/08 at 101.00	AAA	5,353,800
	Bonds, Series 1998, 5.250%, 10/01/17 - AMBAC Insured

	Florida - 1.7%

2,250	Dade County, Florida, Water and Sewer System Revenue Bonds, Series 1997, 5.375%, 10/01/16 - FGIC	10/07 at 102.00	AAA	2,442,960
	Insured

5,300	Escambia County Health Facilities Authority, Florida, Revenue Bonds, Ascension Health Credit Group,	No Opt. Call	AA	5,717,587
	Series 2003A, 5.250%, 11/15/14

5,000	Orange County Health Facilities Authority, Florida, Hospital Revenue Bonds, Adventist Health	11/10 at 101.00	A	5,362,650
	System/Sunbelt Obligated Group, Series 2000, 6.500%, 11/15/30

	Hawaii - 1.4%

10,000	Hawaii Department of Transportation, Airport System Revenue Refunding Bonds, Series 2000B, 5.750%,	7/10 at 101.00	AAA	10,992,500
	7/01/21 - FGIC Insured

	Illinois - 13.9%

6,450	Chicago, Illinois, General Obligation Project and Refunding Bonds, Series 2002A, 5.000%, 1/01/18 -	7/12 at 100.00	AAA	6,725,931
	AMBAC Insured

32,670	Chicago, Illinois, General Obligation Bonds, City Colleges of Chicago Capital Improvement Project,	No Opt. Call	AAA	7,015,229
	Series 1999, 0.000%, 1/01/32 - FGIC Insured

5,000	Chicago, Illinois, General Obligation Bonds, Neighborhoods Alive 21 Program, Series 2000A, 6.000%,	7/10 at 101.00	AAA	5,478,750
	1/01/28 - FGIC Insured

5,045	Chicago, Illinois, General Obligation Refunding Bonds, Series 2000D, 5.750%, 1/01/30 - FGIC	1/10 at 101.00	AAA	5,401,581
	Insured

	Chicago Board of Education, Illinois, Unlimited Tax General Obligation Bonds, Dedicated Revenues,
	Series 2001C:
1,000	5.500%, 12/01/18 - FSA Insured	12/11 at 100.00	AAA	1,099,430
3,690	5.000%, 12/01/19 - FSA Insured	12/11 at 100.00	AAA	3,831,991
3,000	5.000%, 12/01/20 - FSA Insured	12/11 at 100.00	AAA	3,100,230
2,000	5.000%, 12/01/21 - FSA Insured	12/11 at 100.00	AAA	2,053,600

	Chicago School Reform Board of Trustees of the Chicago Board of Education, Illinois, Unlimited Tax
	General Obligation Bonds, Dedicated Tax Revenues, Series 1998B-1:
9,400	0.000%, 12/01/14 - FGIC Insured	No Opt. Call	AAA	5,904,328
4,400	0.000%, 12/01/15 - FGIC Insured	No Opt. Call	AAA	2,601,456

12,750	Chicago, Illinois, Revenue Bonds, Midway Airport, Series 1998A, 5.125%, 1/01/35 (Alternative	1/09 at 101.00	AAA	12,575,325
	Minimum Tax) - MBIA Insured

	Chicago, Illinois, Second Lien Wastewater Transmission Revenue Bonds, Series 2000:
8,000	5.750%, 1/01/25 (Pre-refunded to 1/01/10) - MBIA Insured	1/10 at 101.00	AAA	9,081,200
7,750	6.000%, 1/01/30 (Pre-refunded to 1/01/10) - MBIA Insured	1/10 at 101.00	AAA	8,893,125

5,000	Illinois Finance Authority, Revenue Bonds, Northwestern Memorial Hospital, Series 2004A, 5.500%,	8/14 at 100.00	AA+	5,047,100
	8/15/43

10,000	Illinois Health Facilities Authority, Revenue Bonds, Iowa Health System, Series 2000, 5.875%,	2/10 at 101.00	AAA	10,664,100
	2/15/30 - AMBAC Insured

2,545	Illinois Housing Development Authority, Section 8 Elderly Housing Revenue Bonds, Garden House of	9/04 at 100.00	A	2,547,774
	Maywood Development, Series 1992, 7.000%, 9/01/18

	Illinois Educational Facilities Authority, Student Housing Revenue Bonds, Educational Advancement
	Foundation Fund, University Center Project, Series 2002:
3,000	6.625%, 5/01/17	5/12 at 101.00	Baa2	3,226,530
1,800	6.000%, 5/01/22	5/12 at 101.00	Baa2	1,829,808

5,000	Illinois, General Obligation Bonds, Illinois FIRST Program, Series 2000, 5.450%, 12/01/21 - MBIA	12/10 at 100.00	AAA	5,409,500
	Insured

3,270	Joliet Regional Port District, Illinois, Airport Facilities Revenue Bonds, Lewis University	7/07 at 103.00	N/R	2,918,966
	Airport, Series 1997A, 7.250%, 7/01/18 (Alternative Minimum Tax)

4,500	Community Unit School District No. 300, Kane, McHenry, Cook and DeKalb Counties, Illinois,	12/11 at 100.00	AAA	4,947,435
	General Obligation Bonds, Series 2000, 5.500%, 12/01/18 - MBIA Insured

2,270	Metropolitan Pier and Exposition Authority, Illinois, McCormick Place Expansion Project Bonds,	6/12 at 101.00	AAA	2,265,732
	Series 2002A, 5.000%, 12/15/28 - MBIA Insured

	Indiana - 2.0%

3,240	Indiana Health Facility Financing Authority, Hospital Revenue Bonds, Marion General Hospital	7/12 at 100.00	AAA	3,502,861
	Project, Series 2002, 5.625%, 7/01/19 - AMBAC Insured

2,000	Indiana Health Facility Financing Authority, Hospital Revenue Bonds, Deaconess Hospital Inc.,	3/14 at 100.00	AAA	2,048,200
	Series 2004A, 5.375%, 3/01/34 - AMBAC Insured

5,125	Petersburg, Indiana, Pollution Control Revenue Refunding Bonds, Indianapolis Power and Light	12/04 at 102.00	A	5,272,190
	Company, Series 1995A, 6.625%, 12/01/24 - ACA Insured

5,730	St. Joseph County Hospital Authority, Indiana, Revenue Bonds, Memorial Health System, Series 1998A,	2/08 at 101.00	AAA	5,346,950
	4.625%, 8/15/28 - MBIA Insured

	Iowa - 1.1%

8,585	Iowa Finance Authority, Hospital Facilities Revenue Bonds, Iowa Health System, Series 1998A,	7/08 at 102.00	AAA	8,623,718
	5.125%, 1/01/28 - MBIA Insured

	Kansas - 0.8%

4,585	Johnson County Unified School District No. 232, Kansas, General Obligation Bonds, Series 2000,	9/10 at 100.00	Aaa	4,688,117
	4.750%, 9/01/19 - FSA Insured

1,750	Wamego, Kansas, Pollution Control Revenue Bonds, Kansas Gas and Electric Company, Series 2004,	6/14 at 100.00	AAA	1,802,763
	5.300%, 6/01/31 - MBIA Insured

	Kentucky - 0.3%

2,500	Kentucky, State Property and Buildings Commission Revenue Refunding Bonds, Project No. 74,	2/12 at 100.00	AAA	2,797,700
	Series 2002, 5.375%, 2/01/18 (Pre-refunded to 2/01/12) - FSA Insured

	Louisiana - 2.0%

10,000	Louisiana Public Facilities Authority, Hospital Revenue Bonds, Franciscan Missionaries of Our Lady	No Opt. Call	AAA	11,083,200
	Health System, Series 1998A, 5.750%, 7/01/25 - FSA Insured

5,500	Louisiana Public Facilities Authority, Revenue Bonds, Tulane University, Series 2002A, 5.000%,	7/12 at 100.00	AAA	5,505,115
	7/01/32 - AMBAC Insured

	Massachusetts - 7.4%

7,405	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Massachusetts Institute	No Opt. Call	AAA	8,182,747
	of Technology, Series 2002K, 5.500%, 7/01/32

6,000	Massachusetts Industrial Finance Agency, Resource Recovery Revenue Refunding Bonds, Ogden Haverhill	12/08 at 102.00	BBB	5,831,220
	Project, Series 1998A, 5.600%, 12/01/19 (Alternative Minimum Tax)

8,500	Massachusetts Turnpike Authority, Metropolitan Highway System Revenue Bonds, Senior Series 1997A,	1/07 at 102.00	AAA	8,438,885
	5.000%, 1/01/37 - MBIA Insured

13,500	Massachusetts Turnpike Authority, Metropolitan Highway System Revenue Bonds, Subordinated Series	1/09 at 101.00	AAA	13,357,170
	1999A, 5.000%, 1/01/39 - AMBAC Insured

6,945	Massachusetts Water Pollution Abatement Trust, Revenue Bonds, MWRA Loan Program, Subordinate Series	8/09 at 101.00	AAA	7,482,612
	1999A, 5.750%, 8/01/29

10,000	Massachusetts Water Resources Authority, General Revenue Bonds, Series 2000A, 5.750%, 8/01/39 -	8/10 at 101.00	AAA	10,702,100
	FGIC Insured

5,730	University of Massachusetts Building Authority, Senior Lien Project Revenue Bonds, Series 2000-2,	11/10 at 100.00	AAA	6,098,267
	5.250%, 11/01/20 - AMBAC Insured

	Michigan - 1.1%

1,000	Detroit, Michigan, Senior Lien Water Supply System Revenue Bonds, Series 2001A, 5.750%, 7/01/28	7/11 at 101.00	AAA	1,149,030
	(Pre-refunded to 7/01/11) - FGIC Insured

7,425	Michigan State Hospital Finance Authority, Hospital Revenue Bonds, Henry Ford Health System, Series	11/09 at 101.00	A1	7,768,406
	1999A, 6.000%, 11/15/24

	Minnesota - 1.6%

	Chaska, Minnesota, Electric Revenue Bonds, Generating Facility Project, Series 2000A:
1,930	6.000%, 10/01/20	10/10 at 100.00	A3	2,058,094
2,685	6.000%, 10/01/25	10/10 at 100.00	A3	2,822,177

3,655	Dakota and Washington Counties Housing and Redevelopment Authorities, Minnesota,	No Opt. Call	AAA	5,125,004
	GNMA Mortgage-Backed Securities Program Single Family Residential Revenue
	Bonds, Series 1988, 8.450%, 9/01/19 (Alternative Minimum Tax)

3,000	Minneapolis-St. Paul Metropolitan Airports Commission, Minnesota, Airport Revenue Bonds, Series	1/08 at 101.00	AAA	3,010,470
	1998A, 5.000%, 1/01/30 - AMBAC Insured

	Mississippi - 0.7%

3,020	Canton Housing Development Corporation, Mississippi, Multifamily Mortgage Revenue Refunding Bonds,	No Opt. Call	AAA	3,370,199
	Canton Estates Apartments Project, FHA-Insured Mortgage Loan, Section 8 Assisted Project, Series
	1990A, 7.750%, 8/01/24

2,500	Mississippi Hospital Equipment and Facilities Authority, Revenue Bonds, Forrest County General	1/11 at 101.00	Aaa	2,593,825
	Hospital Project, Series 2000, 5.500%, 1/01/27 - FSA Insured

	Missouri - 0.8%

2,400	Missouri-Illinois Metropolitan District Bi-State Development Agency, Mass Transit Sales Tax	10/13 at 100.00	AAA	2,461,080
	Appropriation Bonds, Metrolink Cross County Extension Project, Series 2002B, 5.000%, 10/01/23 -
	FSA Insured

15,350	Springfield Public Building Corporation, Missouri, Lease Revenue Bonds, Jordan Valley Park	No Opt. Call	AAA	3,705,951
	Projects, Series 2000A, 0.000%, 6/01/30 - AMBAC Insured

	Nebraska - 1.7%

7,710	Nebraska Investment Finance Authority, Single Family Housing Revenue Bonds, Series 1995A, 6.800%,	3/05 at 101.50	AAA	7,802,828
	3/01/35 (Alternative Minimum Tax)

5,715	Nebraska Investment Finance Authority, Single Family Housing Revenue Bonds, Series 1995B, 6.450%,	3/05 at 101.50	AAA	5,827,243
	3/01/35 (Alternative Minimum Tax)

	Nevada - 7.3%

	Clark County School District, Nevada, General Obligation Bonds, Series 2002C:
34,470	5.000%, 6/15/20 - MBIA Insured	6/12 at 100.00	AAA	35,750,905
12,150	5.000%, 6/15/21 - MBIA Insured	6/12 at 100.00	AAA	12,536,249
10,380	5.000%, 6/15/22 - MBIA Insured	6/12 at 100.00	AAA	10,654,655

	New Jersey - 2.1%

4,200	Camden County Pollution Control Financing Authority, New Jersey, Solid Waste Disposal and Resource	12/04 at 100.00	B2	4,050,354
	Recovery System Revenue Bonds, Series 1991D, 7.250%, 12/01/10

1,000	New Jersey Building Authority, State Building Revenue Bonds, Series 2002A, 5.000%, 12/15/21	12/12 at 100.00	AAA	1,096,550
	(Pre-refunded to 12/15/12) - FSA Insured

2,150	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Trinitas Hospital Obligated	7/10 at 101.00	BBB-	2,387,683
	Group, Series 2000, 7.500%, 7/01/30

3,200	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2003C, 5.500%,	6/13 at 100.00	A+	3,450,048
	6/15/22

2,025	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2001B, 6.000%,	12/11 at 100.00	AAA	2,356,756
	12/15/19 (Pre-refunded to 12/15/11) - MBIA Insured

4,125	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds, Series	6/13 at 100.00	BBB	3,722,730
	2003, 6.750%, 6/01/39

	New Mexico - 0.8%

5,925	New Mexico Hospital Equipment Loan Council, Hospital Revenue Bonds, Presbyterian Healthcare	8/11 at 101.00	Aa3	6,152,046
	Services, Series 2001A, 5.500%, 8/01/21

	New York - 23.9%

25,000	Erie County Tobacco Asset Securitization Corporation, New York, Senior Tobacco Settlement	7/10 at 101.00	BBB	23,255,750
	Asset-Backed Bonds, Series 2000, 6.125%, 7/15/30

1,130	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2001A,	9/11 at 100.00	A-	1,161,414
	5.375%, 9/01/25

15,000	Metropolitan Transportation Authority, New York, Dedicated Tax Fund Bonds, Series 2000A, 6.000%,	4/10 at 100.00	AAA	17,215,650
	4/01/30 (Pre-refunded to 4/01/10) - FGIC Insured

2,010	Niagara Falls Housing and Commercial Rehabilitation Corporation, New York, Multifamily Mortgage Revenue	No Opt. Call	AA	2,221,754
	Refunding Bonds, FHA-Insured Mortgage Section 8 Assisted Project, Series 1992, 7.350%, 8/01/23

12,500	Nassau County Tobacco Settlement Corporation, New York, Tobacco Settlement Asset-Backed Bonds,	7/09 at 101.00	BBB-	12,502,625
	Series 1999A, 6.400%, 7/15/33

14,800	New York City, New York, General Obligation Bonds, Fiscal Series 1997M, 5.500%, 6/01/17 -	6/07 at 101.00	AAA	15,998,948
	AMBAC Insured

6,700	New York City, New York, General Obligation Bonds, Fiscal Series 1995F, 6.625%, 2/15/25	2/05 at 101.00	Aaa	6,955,605
	(Pre-refunded to 2/15/05)

	New York City, New York, General Obligation Bonds, Fiscal Series 2002G:
950	5.000%, 8/01/17	8/12 at 100.00	A	981,949
10,545	5.750%, 8/01/18	8/12 at 100.00	A	11,478,022

5,000	New York City, New York, General Obligation Bonds, Fiscal Series 2003A, 5.750%, 8/01/16	8/12 at 100.00	A	5,470,600

	New York City, New York, General Obligation Bonds, Fiscal Series 1997H:
45	6.125%, 8/01/25 (Pre-refunded to 8/01/07)	8/07 at 101.00	A***	50,356
5,955	6.125%, 8/01/25	8/07 at 101.00	A	6,450,754

4,190	New York City Municipal Water Finance Authority, New York, Water and Sewerage System Revenue Bonds,	6/05 at 101.00	AAA	4,391,413
	Fiscal Series 1996A, 5.875%, 6/15/25 (Pre-refunded to 6/15/05) - MBIA Insured

	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal
	Series 2000B:
8,035	5.750%, 11/15/19 (Pre-refunded to 5/15/10)	5/10 at 101.00	AA+***	9,192,844
2,065	5.750%, 11/15/19	5/10 at 101.00	AA+	2,311,334

2,250	Dormitory Authority of the State of New York, Insured Revenue Bonds, Mount Sinai School of	No Opt. Call	AAA	2,363,513
	Medicine, Series 1994A, 5.150%, 7/01/24 - MBIA Insured

	Dormitory Authority of the State of New York, Improvement Revenue Bonds, Mental Health Services
	Facilities, Series 1997A:
4,825	5.750%, 2/15/27 (Pre-refunded to 2/15/07)	2/07 at 102.00	AA-***	5,326,559
175	5.750%, 2/15/27	2/07 at 102.00	AA-	182,800

	Dormitory Authority of the State of New York, Improvement Revenue Bonds, Mental Health Services
	Facilities, Series 2000B:
8,830	6.000%, 2/15/30 (Pre-refunded to 2/15/10) - MBIA Insured	2/10 at 100.00	AAA	10,088,275
1,170	6.000%, 2/15/30 - MBIA Insured	2/10 at 100.00	AAA	1,281,606

1,900	Dormitory Authority of the State of New York, Revenue Bonds, Mount Sinai NYU Health Obligated	7/10 at 101.00	Ba1	1,920,919
	Group, Series 2000A, 6.500%, 7/01/25

	New York State Environmental Facilities Corporation, State Clean Water and Drinking Water Revolving
	Funds Revenue Bonds, New York City Municipal Water Finance Authority Projects, Second Resolution
	Bonds, Series 2001C:
6,035	5.000%, 6/15/20	6/11 at 100.00	AAA	6,249,665
6,575	5.000%, 6/15/22	6/11 at 100.00	AAA	6,769,160

8,000	New York State Medical Care Facilities Finance Agency, FHA-Insured Mortgage Revenue Bonds, New York	2/05 at 102.00	AAA	8,377,440
	and Presbyterian Hospital, Series 1994A, 6.500%, 8/15/29 (Pre-refunded to 2/15/05) - AMBAC Insured

5,000	New York State Medical Care Facilities Finance Agency, Secured Hospital Revenue Bonds, Brookdale	2/05 at 102.00	AAA	5,246,450
	Hospital Medical Center, Series 1995A, 6.850%, 2/15/17 (Pre-refunded to 2/15/05)

	New York State Medical Care Facilities Finance Agency, FHA-Insured Mortgage Revenue Bonds, St.
	Charles Hospital, Series 1995F:
3,210	6.200%, 8/15/15 (Pre-refunded to 8/15/05)	8/05 at 102.00	AA***	3,426,643
4,250	6.300%, 8/15/25 (Pre-refunded to 8/15/05)	8/05 at 102.00	AA***	4,541,210

2,970	Penfield-Crown Oak Housing Development Corporation, New York, FHA-Insured Mortgage Section 8	8/04 at 100.00	AAA	2,999,819
	Assisted Project, Multifamily Mortgage Revenue Refunding Bonds, Crown Oak Estates, Series 1991A,
	7.350%, 8/01/23

13,620	Port Authority of New York and New Jersey, Consolidated Bonds, One Hundred Twenty Eighth Series	11/12 at 101.00	AAA	14,260,140
	2002, 5.000%, 11/01/20 - FSA Insured

2,250	United Nations Development Corporation, New York, Senior Lien Revenue Bonds, Series 2004A, 5.250%,	1/08 at 100.00	A3	2,325,465
	7/01/21

	North Carolina - 2.6%

7,500	North Carolina Municipal Power Agency 1, Catawba Electric Revenue Bonds, Series 2003A, 5.250%,	1/13 at 100.00	AAA	7,995,825
	1/01/19 - MBIA Insured

13,720	North Carolina Medical Care Commission, Hospital Revenue Bonds, Pitt County Memorial Hospital,	12/08 at 101.00	AAA	13,129,491
	Series 1998A, 4.750%, 12/01/28 - MBIA Insured

	Ohio - 1.0%

	Cincinnati City School District, Hamilton County, Ohio, General Obligation Bonds, Series 2002:
2,165	5.250%, 6/01/19 - FSA Insured	12/12 at 100.00	AAA	2,310,813
2,600	5.250%, 6/01/21 - FSA Insured	12/12 at 100.00	AAA	2,753,608
2,000	5.000%, 12/01/22 - FSA Insured	12/12 at 100.00	AAA	2,061,040

1,200	Ohio Housing Finance Agency, Residential Mortgage Revenue Bonds, GNMA Mortgage-Backed	3/05 at 102.00	Aaa	1,204,692
	Securities Program, Series 1995A-2, 6.625%, 3/01/26 (Alternative Minimum Tax)

	Oklahoma - 6.7%

17,510	Pottawatomie County Home Finance Authority, Oklahoma, Single Family Mortgage Revenue Bonds, Series	No Opt. Call	AAA	22,441,341
	1991A, 8.625%, 7/01/10

11,750	Tulsa Municipal Airport Trust, Oklahoma, Revenue Refunding Bonds, American Airlines Inc., Series	6/09 at 100.00	B-	10,837,025
	2000B, 6.000%, 6/01/35 (Alternative Minimum Tax) (Mandatory put 12/01/08)

23,005	Tulsa Municipal Airport Trust, Oklahoma, Revenue Refunding Bonds, American Airlines Inc., Series	12/08 at 100.00	B-	20,957,325
	2001B, 5.650%, 12/01/35 (Alternative Minimum Tax) (Mandatory put 12/01/08)

	Oregon - 0.4%

3,000	Administrative School District No. 1, Bend-La Pine, Deschutes County, Oregon, General Obligation	6/11 at 100.00	Aaa	3,290,670
	Bonds, Series 2001A, 5.500%, 6/15/18 - FSA Insured

	Pennsylvania - 4.9%

6,090	Carbon County Industrial Development Authority, Pennsylvania, Resource Recovery Revenue Refunding	No Opt. Call	BBB-	6,555,824
	Bonds, Panther Creek Partners Project, Series 2000, 6.650%, 5/01/10 (Alternative Minimum Tax)

2,650	Falls Township Hospital Authority, Pennsylvania, FHA-Insured Revenue Refunding Bonds, Delaware	8/04 at 100.00	AAA	2,782,765
	Valley Medical Center Project, Series 1992, 7.000%, 8/01/22

7,000	Pennsylvania General Obligation Bonds, Second Series 2001, 5.000%, 9/15/15	9/11 at 101.00	AA	7,484,960

2,600	Pennsylvania Turnpike Commission, Pennsylvania Turnpike Revenue Bonds, Series 2004A, 5.500%,	12/14 at 100.00	AAA	2,771,860
	12/01/31 - AMBAC Insured

7,800	Philadelphia Gas Works, Pennsylvania, Revenue Bonds, General Ordinance, Fourth Series 1998,	8/13 at 100.00	AAA	7,785,960
	5.000%, 8/01/32 - FSA Insured

	Philadelphia School District, Pennsylvania, General Obligation Bonds, Series 2002B:
6,000	5.625%, 8/01/19 - FGIC Insured	8/12 at 100.00	AAA	6,527,160
5,500	5.625%, 8/01/20 - FGIC Insured	8/12 at 100.00	AAA	5,967,720

	Puerto Rico - 1.9%

7,940	Puerto Rico, The Children's Trust Fund, Tobacco Settlement Asset-Backed Refunding Bonds, Series	5/12 at 100.00	BBB	6,935,749
	2002, 5.375%, 5/15/33

1,500	Puerto Rico, Public Improvement General Obligation Bonds, Series 2001A, 5.500%, 7/01/29	No Opt. Call	A-	1,587,315

1,500	Puerto Rico Public Buildings Authority, Guaranteed Government Facilities Revenue Refunding Bonds,	7/12 at 100.00	A-	1,546,695
	Series 2002D, 5.125%, 7/01/20

5,000	Puerto Rico Municipal Finance Agency, Series 2002A, 5.000%, 8/01/27 - FSA Insured	8/12 at 100.00	AAA	5,067,450

	South Carolina - 7.4%

24,725	Greenville County School District, South Carolina, Installment Purchase Revenue Bonds, Series 2002,	12/12 at 101.00	AA-	25,824,521
	5.500%, 12/01/22

	Horry County School District, South Carolina, General Obligation Bonds, Series 2001A:
5,840	5.000%, 3/01/20	3/12 at 100.00	AA+	6,069,454
5,140	5.000%, 3/01/21	3/12 at 100.00	AA+	5,315,120

13,615	South Carolina Transportation Infrastructure Bank, Junior Lien Revenue Bonds, Series 2001B,	10/11 at 100.00	Aaa	14,177,300
	5.125%, 10/01/21 - AMBAC Insured

10,000	Tobacco Settlement Revenue Management Authority, South Carolina, Tobacco Settlement Asset-Backed	5/11 at 101.00	BBB	8,674,700
	Bonds, Series 2001B, 6.375%, 5/15/28

	Tennessee - 2.3%

3,000	Knox County Health, Educational and Housing Facilities Board, Tennessee, Hospital Facilities	4/12 at 101.00	Baa3	2,842,050
	Revenue Bonds, Baptist Health System of East Tennessee Inc., Series 2002, 6.375%, 4/15/22

7,415	Memphis, Tennessee, General Improvement Bonds, Series 2002, 5.000%, 11/01/20	11/10 at 101.00	AA	7,701,590

7,740	Tennessee Housing Development Agency, Homeownership Program Bonds, Series 2000-2B, 6.350%, 1/01/31	7/10 at 100.00	AA	8,141,087
	(Alternative Minimum Tax)

	Texas - 18.8%

	Arlington Independent School District, Tarrant County, Texas, General Obligation Bonds,
	Series 1995:
3,410	0.000%, 2/15/11	2/05 at 71.95	Aaa	2,429,079
4,105	0.000%, 2/15/14	2/05 at 58.79	Aaa	2,389,151

6,500	Bell County Health Facilities Development Corporation, Texas, Retirement Facility Revenue Bonds,	11/08 at 101.00	A-	6,489,990
	Buckner Retirement Services Inc. Obligated Group Project, Series 1998, 5.250%, 11/15/19

14,200	Brazos River Authority, Texas, Pollution Control Revenue Refunding Bonds, TXU Electric Company	No Opt. Call	BBB	14,649,998
	Project, Series 2001C, 5.750%, 5/01/36 (Alternative Minimum Tax) (Mandatory put 11/01/11)

5,000	Dallas-Fort Worth International Airport, Texas, Joint Revenue Refunding and Improvement Bonds,	11/11 at 100.00	AAA	5,324,050
	Series 2001A, 5.625%, 11/01/21 (Alternative Minimum Tax) - FGIC Insured

695	Ft. Worth Housing Finance Corporation, Texas, Home Mortgage Revenue Refunding Bonds,	10/04 at 100.00	Aa2	699,101
	Series 1991A, 8.500%, 10/01/11

8,235	Grand Prairie Housing Finance Corporation, Texas, GNMA Multifamily Housing Revenue Bonds,	9/10 at 105.00	AAA	8,904,670
	Landings of Carrier Project, Series 2000A, 6.875%, 9/20/42

2,700	Harris County-Houston Sports Authority, Texas, Senior Lien Revenue Bonds, Series 2001G, 5.250%,	11/11 at 100.00	AAA	2,735,667
	11/15/30 - MBIA Insured

2,500	Harris County Health Facilities Development Corporation, Texas, Thermal Utility Revenue Bonds, TECO	11/13 at 100.00	AAA	2,470,975
	Project, Series 2003, 5.000%, 11/15/30 - MBIA Insured

22,500	Houston, Texas, Junior Lien Water and Sewer System Revenue Refunding Bonds, Series 2000B, 5.250%,	12/10 at 100.00	AAA	24,963,300
	12/01/30 (Pre-refunded to 12/01/10) - FGIC Insured

	Lubbock Health Facilities Development Corporation, Texas, Revenue Bonds, St. Joseph Health
	System, Series 1998:
4,900	5.250%, 7/01/15	7/08 at 101.00	AA-	5,079,732
8,495	5.250%, 7/01/16	7/08 at 101.00	AA-	8,778,733

17,655	Matagorda County Navigation District 1, Texas, Revenue Refunding Bonds, Houston Industries Inc.,	11/08 at 102.00	AAA	17,806,656
	Series 1998B, 5.150%, 11/01/29 - MBIA Insured

7,650	Nueces County, Port of Corpus Christi Authority, Texas, Revenue Refunding Bonds, Union Pacific	5/06 at 101.00	BBB	7,777,373
	Corporation Project, Series 1992, 5.350%, 11/01/10

2,095	Port of Houston Authority, Harris County, Texas, General Obligation Port Improvement Revenue Bonds,	10/10 at 100.00	AA+	2,320,108
	Series 2000A, 5.750%, 10/01/20

2,000	Sam Rayburn Municipal Power Agency, Texas, Power Supply System Revenue Refunding Bonds, Series	10/12 at 100.00	AA	2,139,560
	2002A, 5.750%, 10/01/21 - RAAI Insured

11,300	San Antonio, Texas, Electric and Gas System Revenue Refunding Bonds, New Series 1992, 5.000%,	No Opt. Call	AAA	12,200,949
	2/01/17

14,680	San Antonio Independent School District, Bexar County, Texas, General Obligation Bonds, Series	8/09 at 100.00	AAA	16,546,562
	1999, 5.800%, 8/15/29 (Pre-refunded to 8/15/09)

3,750	Spring Branch Independent School District, Harris County, Texas, Limited Tax Schoolhouse and	2/11 at 100.00	AAA	3,841,988
	Refunding Bonds, Series 2001, 5.125%, 2/01/23

5,000	Wichita Falls, Wichita County, Texas, Priority Lien Water and Sewer System Revenue Bonds,	8/11 at 100.00	AAA	5,096,100
	Series 2001, 5.000%, 8/01/22 - AMBAC Insured

	Utah - 1.6%

5,800	Carbon County, Utah, Solid Waste Disposal Revenue Refunding Bonds, Laidlaw/ECDC Project, Guaranteed	2/05 at 102.00	BB-	5,938,678
	by Allied Waste Industries, Series 1995, 7.500%, 2/01/10 (Alternative Minimum Tax)

7,155	Utah Associated Municipal Power System, Revenue Bonds, Payson Power Project, Series 2003A, 5.000%,	4/13 at 100.00	AAA	7,212,097
	4/01/25 - FSA Insured

	Virginia - 2.2%

4,000	Norfolk Airport Authority, Virginia, Airport Revenue Refunding Bonds, Series 2001B, 5.125%,	7/11 at 100.00	AAA	3,982,480
	7/01/31 (Alternative Minimum Tax) - FGIC Insured

11,040	Suffolk Redevelopment and Housing Authority, Virginia, FNMA Multifamily Housing Revenue Refunding	No Opt. Call	Aaa	11,777,251
	Bonds, Windsor at Potomac Vista L.P. Project, Series 2001, 4.850%, 7/01/31 (Mandatory put 7/01/11)

665	Virginia Housing Development Authority, Rental Housing Bonds, Series 1999F, 5.000%, 5/01/15	5/09 at 101.00	AA+	688,608
	(Alternative Minimum Tax)

	Virginia Resources Authority, Water Revenue Refunding Bonds, Series 2002:
500	5.000%, 4/01/18	4/12 at 102.00	AA	532,050
500	5.000%, 4/01/19	4/12 at 102.00	AA	529,680

	Washington - 10.3%

4,185	Douglas County Public Utility District 1, Washington, Revenue Bonds, Wells Hydroelectric, Series	9/06 at 106.00	AA	4,963,075
	1986, 8.750%, 9/01/18

6,750	Energy Northwest, Washington, Electric Revenue Refunding Bonds, Columbia Generating Station, Series	7/12 at 100.00	AAA	7,212,308
	2002B, 5.350%, 7/01/18 - FSA Insured

6,950	Port of Seattle, Washington, Revenue Bonds, Series 2000B, 5.625%, 2/01/24 (Alternative Minimum	8/10 at 100.00	AAA	7,292,496
	Tax) - MBIA Insured

13,400	Seattle, Washington, Municipal Light and Power Revenue Bonds, Series 2000, 5.400%, 12/01/25	12/10 at 100.00	Aa3	13,812,452

9,440	Tacoma, Washington, Electric System Revenue Refunding Bonds, Series 2001A, 5.750%, 1/01/18 -	1/11 at 101.00	AAA	10,536,550
	FSA Insured

18,145	Washington, General Obligation Bonds, Series 2001-02A, 5.000%, 7/01/23 - FSA Insured	7/11 at 100.00	AAA	18,435,864

	Washington, Motor Vehicle Fuel Tax General Obligation Bonds, Series 2002C:
7,000	5.000%, 1/01/21 - FSA Insured	1/12 at 100.00	AAA	7,185,150
7,750	5.000%, 1/01/22 - FSA Insured	1/12 at 100.00	AAA	7,920,733

5,500	Washington State Healthcare Facilities Authority, Revenue Bonds, Swedish Health Services, Series	11/08 at 101.00	Aaa	6,025,690
	1998, 5.500%, 11/15/14 - AMBAC Insured

	Wisconsin - 1.4%

7,545	La Crosse, Wisconsin, Pollution Control Revenue Refunding Bonds, Dairyland Power Cooperative	12/08 at 102.00	AAA	8,224,725
	Project, Series 1997A, 5.450%, 9/01/14 - AMBAC Insured

535	Wisconsin Housing and Economic Development Authority, Housing Revenue Bonds, Series 1992A, 6.850%,	1/05 at 100.00	AA	535,825
	11/01/12

3,000	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Fort Healthcare Inc., Series	5/14 at 100.00	BBB+	2,951,070
	2004, 5.750%, 5/01/29

$1,243,460	Total Long-Term Investments (cost $1,176,996,042) - 153.0%			1,241,474,498

	Short-Term Investments - 0.4%

2,100	Chester County Industrial Development Authority, Pennsylvania, Variable Rate Demand		VMIG-1	2,100,000
	Obligations Secured Revenue Bonds, Archdiocese of Philadelphia, Series 2001, 1.140%, 7/01/31†

1,500	Illinois Health Facilities Authority, Revenue Bonds, Resurrection Healthcare System, Variable Rate		A-1+	1,500,000
	Demand Obligations, Series 1999A, 1.110%, 5/15/29 - FSA Insured†

3,600	Total Short-Term Investments (cost $3,600,000)			3,600,000

	Total Investments (cost $1,180,596,042) - 153.4%			1,245,074,498

	Other Assets Less Liabilities - 2.3%			18,425,010

	Preferred Shares, at Liquidation Value - (55.7)%			(452,000,000)

	Net Assets Applicable to Common Shares - 100%			$811,499,508

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to
Common shares.
*	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates.
**	Ratings: Using the higher of Standard & Poor's or Moody's rating.
***	Securities are backed by an escrow or trust containing sufficient U.S. Government or U.S.
Government agency securities which ensures the timely payment of principal and interest. Such securities are normally considered to be equivalent to AAA rated securities.
N/R	Investment is not rated.
(DD)	Security purchased on a delayed delivery basis.
†	Security has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based on market conditions or a specified market index.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing income on taxable market discount securities and timing differences in recognizing certain gains and losses on security transactions.

At July 31, 2004, the cost of investments was $1,180,584,816.

Gross unrealized appreciation and gross unrealized depreciation of investments at July 31, 2004 were as follows:

Gross unrealized:
	Appreciation	$ 71,771,949
	Depreciation	(7,282,267)

	Net unrealized appreciation of investments	$ 64,489,682

Item 2. Controls and Procedures.

  The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the "Exchange Act")(17 CFR 240.13a-15(b) or 240.15d-15(b)).
  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Nuveen Quality Income Municipal Fund, Inc.

By (Signature and Title)*          /s/ Jessica R. Droeger--Vice President and Secretary

Date         09/29/04

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*         /s/ Gifford R. Zimmerman--Chief Administrative Officer (Principal Executive Officer)

Date         09/29/04

By (Signature and Title)*         /s/ Stephen D. Foy--Vice President and Controller (Principal Financial Officer)

Date         09/29/04

* Print the name and title of each signing officer under his or her signature.